BALANCE SHEETS (USD $)	Aug. 31, 2011	Feb. 28, 2011
Current Assets
Cash	$ 4,028	$ 4,000
Total current assets	4,028	4,000
Total Assets	4,028	4,000
Current Liabilities:
Loans from Shareholders	3,499	499
Total current liabilities	3,499	499
Total liabilities	3,499	499
Stockholders' Equity
Common Stock, $0.001 par value, 75,000,000 shares authorized,4,120,000 shares issued and outstanding (4,000,000 shares issued and outstanding as at February 28, 2011)	4,120	4,000
Additional paid-in-capital	3,480	0
Deficit accumulated during the development stage	(7,071)	(499)
Total stockholders' equity	529	3,501
Total liabilities and stockholders' equity	$ 4,028	$ 4,000